Redeemable Preferred Stocks (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Temporary Equity [Abstract]
Summary of Changes in the Components of Series A Preferred Stock
The changes in the components of Series A preferred stock are presented in the table below:

	Units	Amount
As of December 31, 2019	176,500	$167,441

Issuance of Series A preferred stock	14,500	14,500
Accretion of Series A preferred stock	—	1,622
Accrued dividends and commitment fees on Series A preferred stock	—	11,427
Payment of dividends and commitment fees on Series A preferred stock	—	(12,950)

As of September 30, 2020	191,000	$182,040

As of December 31, 2020	208,000	$203,747
Issuance of Series A preferred stock	82,000	82,000
Accretion of Series A preferred stock	—	1,616
Accrued dividends and commitment fees on Series A preferred stock	—	13,584
Payment of dividends and commitment fees on Series A preferred stock	—	(17,748)

As of September 30, 2021	290,000	$283,199

The changes in the components of Series A preferred stock are presented in the table below:

	Units	Amount
As of December 31, 2018	—	$—
Issuance of Series A preferred stock	176,500	169,800
Issuance costs	—	(4,113)
Accretion of Series A preferred stock	—	231
Accrued dividends and commitment fees on Series A preferred stock	—	1,523

As of December 31, 2019	176,500	$167,441

Issuance of Series A preferred stock	31,500	31,500
Accretion of Series A preferred stock	—	2,166
Accrued dividends and commitment fees on Series A preferred stock	—	15,590
Payment of dividends and commitment fees on Series A preferred stock	—	(12,950)

As of December 31, 2020	208,000	$203,747